Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2014
Preferred and Common Stock [Abstract]
Redeemable Convertible Preferred Stock
	Preferred Stock
	Number of preferred shares	Amount

Balance at December 31, 2012	600	$6,000

Issuance of preferred stock subject to redemption	600	6,000

Balance at December 31, 2013	1,200	$12,000

Balance at December 31, 2014	1,200	$12,000